Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Accumulated Other Comprehensive Loss
16.	ACCUMULATED OTHER COMPREHENSIVE LOSS

The changes in accumulated other comprehensive income (loss) by component, net of tax of nil, are as follows:

	Unrealized fair value gain (loss) on available-for- sale investments	Foreign currency translation	Total
	$	$	$
Balance as of January 1, 2015	1,039	4,939	5,978
Current year other comprehensive (loss) income	(3,388)	3,960	572

Balance as of December 31, 2015	(2,349)	8,899	6,550
Current year other comprehensive income	16,136	450	16,586
Reclassification adjustments for net gain and translation adjustments realized in net income	(13,787)	(762)	(14,549)

Balance as of December 31, 2016	—	8,587	8,587
Current year other comprehensive income	—	1,970	1,970
Reclassification adjustments for net gain and translation adjustments realized in net income	—	144	144

Balance as of December 31, 2017	—	10,701	10,701